Principal Life Insurance Company Principal National Life Insurance Company 711 High Street, Des Moines, IA 50392 515 247 5111 tel
August 2, 2021
Via EDGAR
Alison White
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549
Re:    Principal National Life Insurance Company Variable Life Separate Account (the “Registrant”)
Principal Executive Variable Universal Life III (the “Policy”)
File Numbers 333-233170 and 811-022589
Post-Effective Amendment No. 22 to the Registration Statement on Form N-6 (the “Amendment”)
Dear Ms. White,
Pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), the above-named Registrant is filing with the Securities and Exchange Commission (the “Commission”) a post-effective amendment to the Registrant’s registration statement on Form N-6 under the 1933 Act and the Investment Company Act of 1940 (the “Amendment”) for the above-named Policy. The Amendment contains a facing sheet, Part A (a Prospectus Supplement containing only the amended information), Part C, and signature pages. Part B, and the omitted portions of Part A, are not being amended and are therefore incorporated by reference into the Amendment.
The detailed substance of the amended information is discussed below. Each of these modifications will apply solely with respect to policies dated on or after the date to be specified in the Amendment (which will be a date on or after effective date). No changes are being made with respect to existing policies, except for non-material changes to add additional decimal places for consistency.
•Increase the current sales charge from 6.50% to 7.50% of premium paid up to target premium, and increase the maximum sales charge from 6.50% to 7.75% of premium paid up to target premium.
•Increase the maximum sales charge on premium paid in excess of target premium from 3.00% to 3.75%.
•Decrease the current charge for the Life Paid-Up Rider from 9.50% to 7.50% of policy value for policies issued with the cash value accumulation test.
•Change the Asset Based Charge to 0.35% of Division value per year for all years (previously 0.35% for years 1-5, 0.30% for years 6-15, and 0.25% for years 16+).
•Change the minimum, maximum, and current monthly policy issue charges as follows:

	Current	As Amended for new policies
Monthly Policy Issue Charge (except as noted below)
Maximum	$0.67709 per $1,000 of total face amount	$1.08418 per $1,000 of total face amount
Minimum	$0.02667 per $1,000 of total face amount	$0.05467 per $1,000 of total face amount
Current Charge for Representative Insured	$0.05 per $1,000 of total face amount	$0.06000 per $1,000 of total face amount
Monthly Policy Issue Charge, for Policies with the Supplemental Benefit Rider.
Maximum	$0.67709 per $1,000 of total face amount	$1.08418 per $1,000 of total face amount
Minimum	$0.02667 per $1,000 of total face amount	$0.00547 per $1,000 of total face amount
Current Charge for Representative Insured	$0.05 per $1,000 of total face amount	$0.04800 per $1,000 of total face amount

•Decrease the guaranteed interest rate on fixed account value from 2% to 1%.
•Revise the Premium Expense Charge examples to account for the changes outlined above.
•Change the Target Premium Rate tables in Appendix A.
•Change the Cash Value Accumulation Test tables in Appendix B, and make related to changes to the Death Benefit examples in the prospectus.
•Decrease the interest rate charged on loan indebtedness in the first ten policy years from 5.00%, to 3.00%, and decrease the interest rate charged on loan indebtedness after Policy year 10 from 4.00% to 2.00%.
•Decrease the interest rate earned on the loan account from 4.0% to 2.00%.
Pursuant to Investment Company Act Release No. 13768 (February 15, 1984), we request selective review due to the limited nature of the Amendment and the similarity of the new disclosures to disclosures that have previously been reviewed by the staff.
Please call me at 515-235-1209 if you have any questions.
Sincerely,

/s/ Britney Schnathorst

Britney Schnathorst
Assistant Counsel, Registrant

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